Note 18 - Other Charges (Details) (USD $)	3 Months Ended	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2014
Former Chairman and CEO [Member]
Note 18 - Other Charges (Details) [Line Items]
Executive Retirement Charge	$ 3,300,000	$ 3,313,000
Executive Retirement Liability	2,000,000	2,000,000
Fiscal 2014 Restructuring Plan [Member] | Workforce Reduction Charges, Office Closure Costs and Network Consolidation Costs [Member]
Note 18 - Other Charges (Details) [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		1,900,000
Fiscal 2014 Restructuring Plan [Member] | Workforce Reduction [Member]
Note 18 - Other Charges (Details) [Line Items]
Restructuring and Related Cost, Expected Cost		100,000
Fiscal 2014 Restructuring Plan [Member]
Note 18 - Other Charges (Details) [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		$ 1,904,000